Revenue - Schedule of Revenue (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Schedule of Revenue [Abstract]
Sales of goods	$ 1,450,561	$ 1,804,765	$ 1,450,561	$ 1,804,765